Basis of Presentation and Summary of Significant Accounting Policies - Recent Developments and liquidity (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021 JPY (¥) item	Dec. 31, 2022 JPY (¥)	Dec. 31, 2020 JPY (¥)
Unusual or Infrequent Item, or Both
Number of fully closed salons | item	36
Cash and cash equivalents | ¥	¥ 370,617		¥ 1,439,733
Percentage of directly-owned salons	53.30%
Number of salons operated | item	12
Gross proceeds from sale of salons | ¥	¥ 559,000
Minimum | Subsequent Event | Act on Settlement of Funds
Unusual or Infrequent Item, or Both
Net assets | ¥		¥ 100,000
Maximum
Unusual or Infrequent Item, or Both
Number of salons with shortened operations | item	28